BLACKROCK LIQUIDITY FUNDS

TempFund

TempCash

FedFund

T-Fund

Federal Trust Fund

Treasury Trust Fund

MuniFund

MuniCash

California Money Fund

New York Money Fund

Supplement dated October 3, 2016 to the

Prospectuses and Statement of Additional Information dated February 29, 2016

Effective today, MuniFund, California Money Fund and New York Money Fund are no longer offering shares pursuant to the Prospectuses, Summary Prospectuses and Statement of Additional Information dated February 29, 2016. To purchase shares of MuniFund, California Money Fund and New York Money Fund, please refer to the Prospectuses, Summary Prospectuses and Statement of Additional Information dated October 3, 2016. These Prospectuses, Summary Prospectuses and Statement of Additional Information have replaced the February 29, 2016 documents for MuniFund, California Money Fund and New York Money Fund only. Investors can get free copies of the above named documents, and make shareholder inquiries, by calling (800) 441-7450 or their financial intermediary. The above named documents and other information are also available on the Funds’ website at www.blackrock.com/prospectus/cash.

Shareholders should retain this Supplement for future reference.

PR2SAI-LIQ-1016SUP